Pioneer Equity Income Fund
Schedule of Investments  |  July 31, 2022

A: PEQIX	C: PCEQX	K: PEQKX	R: PQIRX	Y: PYEQX

Schedule of Investments  |  7/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 1.3%
279,677	Raytheon Technologies Corp.	$ 26,068,693
	Total Aerospace & Defense	$26,068,693
	Air Freight & Logistics — 0.8%
135,123	CH Robinson Worldwide, Inc.	$ 14,958,116
	Total Air Freight & Logistics	$14,958,116
	Auto Components — 1.1%
575,707	BorgWarner, Inc.	$ 22,141,691
	Total Auto Components	$22,141,691
	Automobiles — 1.3%
1,062,189	Ford Motor Co.	$ 15,603,557
411,871	Honda Motor Co., Ltd. (A.D.R.)	10,593,322
	Total Automobiles	$26,196,879
	Banks — 7.0%
987,879	Bank of America Corp.	$ 33,400,189
193,578	Citizens Financial Group, Inc.	7,350,157
333,785	JPMorgan Chase & Co.	38,505,437
162,375	M&T Bank Corp.	28,813,444
171,695	PNC Financial Services Group, Inc.	28,491,068
	Total Banks	$136,560,295
	Capital Markets — 6.7%
315,033	Bank of New York Mellon Corp.	$ 13,691,334
431,666	Charles Schwab Corp.	29,806,537
121,968	Morgan Stanley	10,281,903
234,091	Northern Trust Corp.	23,357,600
217,898	Raymond James Financial, Inc.	21,456,416
214,909	State Street Corp.	15,267,135
134,964	T Rowe Price Group, Inc.	16,664,005
	Total Capital Markets	$130,524,930
	Chemicals — 1.4%
159,102	Celanese Corp.	$ 18,696,076
153,832	Corteva, Inc.	8,853,032
	Total Chemicals	$27,549,108
	Commercial Services & Supplies — 0.8%
120,325	MSA Safety, Inc.	$ 15,442,511
	Total Commercial Services & Supplies	$15,442,511
1Pioneer Equity Income Fund |  | 7/31/22

Shares		Value
	Containers & Packaging — 0.5%
409,880	Graphic Packaging Holding Co.	$ 9,119,830
	Total Containers & Packaging	$9,119,830
	Diversified Telecommunication Services — 3.4%
890,374	AT&T, Inc.	$ 16,721,224
234,724	BCE, Inc.	11,860,604
806,180	Verizon Communications, Inc.	37,237,454
	Total Diversified Telecommunication Services	$65,819,282
	Electric Utilities — 3.0%
69,287	American Electric Power Co., Inc.	$ 6,828,927
289,752	Eversource Energy	25,561,921
300,648	NextEra Energy, Inc.	25,401,750
	Total Electric Utilities	$57,792,598
	Electrical Equipment — 0.9%
202,549	Emerson Electric Co.	$ 18,243,588
	Total Electrical Equipment	$18,243,588
	Electronic Equipment, Instruments & Components — 2.4%
56,007	CDW Corp.	$ 10,166,951
245,369	Corning, Inc.	9,019,764
197,017	National Instruments Corp.	7,486,646
159,299	TE Connectivity, Ltd.	21,303,055
	Total Electronic Equipment, Instruments & Components	$47,976,416
	Equity Real Estate Investment Trusts (REITs) — 5.8%
234,095	Alexandria Real Estate Equities, Inc.	$ 38,808,269
163,999	Camden Property Trust	23,140,259
57,200	Crown Castle, Inc.	10,333,752
73,232	Digital Realty Trust, Inc.	9,699,579
207,636	Duke Realty Corp.	12,989,708
373,300	Healthcare Realty Trust, Inc.	9,799,125
73,102	Prologis, Inc.	9,690,401
	Total Equity Real Estate Investment Trusts (REITs)	$114,461,093
	Food Products — 5.1%
219,960	Campbell Soup Co.	$ 10,855,026
50,071	Hershey Co.	11,414,185
111,410	John B Sanfilippo & Son, Inc.	8,344,609
285,327	McCormick & Co., Inc., Class VTG	24,923,314
429,952	Mondelez International, Inc., Class A	27,534,126
138,812	Nestle S.A. (A.D.R.)	17,054,442
	Total Food Products	$100,125,702
Pioneer Equity Income Fund |  | 7/31/222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Shares		Value
	Health Care Equipment & Supplies — 2.9%
260,270	Abbott Laboratories	$ 28,327,787
328,163	Baxter International, Inc.	19,250,041
40,409	Becton Dickinson and Co.	9,872,323
	Total Health Care Equipment & Supplies	$57,450,151
	Health Care Providers & Services — 3.3%
91,372	AmerisourceBergen Corp.	$ 13,333,916
194,776	Cardinal Health, Inc.	11,600,859
250,680	CVS Health Corp.	23,985,062
30,801	Humana, Inc.	14,846,082
	Total Health Care Providers & Services	$63,765,919
	Household Durables — 0.4%
80,138	Garmin, Ltd.	$ 7,823,072
	Total Household Durables	$7,823,072
	Household Products — 1.7%
85,288	Clorox Co.	$ 12,097,250
156,897	Procter & Gamble Co.	21,794,562
	Total Household Products	$33,891,812
	Insurance — 5.2%
120,797	Chubb, Ltd.	$ 22,787,146
210,405	First American Financial Corp.	12,203,490
512,670	Lincoln National Corp.	26,320,478
886,105	Sun Life Financial, Inc.	41,150,716
	Total Insurance	$102,461,830
	IT Services — 4.0%
68,588	Automatic Data Processing, Inc.	$ 16,537,939
62,968	Broadridge Financial Solutions, Inc.	10,109,512
141,997	Cognizant Technology Solutions Corp., Class A	9,650,116
84,651	Fidelity National Information Services, Inc.	8,647,946
112,829	International Business Machines Corp.	14,756,905
139,379	Paychex, Inc.	17,879,538
	Total IT Services	$77,581,956
	Life Sciences Tools & Services — 1.1%
37,440	Danaher Corp.	$ 10,912,637
17,794	Thermo Fisher Scientific, Inc.	10,648,107
	Total Life Sciences Tools & Services	$21,560,744
	Machinery — 5.6%
30,393	Deere & Co.	$ 10,430,270
1,100,503	Gorman-Rupp Co.	33,785,442
44,595	Illinois Tool Works, Inc.	9,265,057
3Pioneer Equity Income Fund |  | 7/31/22

Shares		Value
	Machinery — (continued)
127,627	Oshkosh Corp.	$ 10,988,685
313,486	PACCAR, Inc.	28,690,239
244,261	Timken Co.	15,969,784
	Total Machinery	$109,129,477
	Media — 3.8%
714,254	Comcast Corp., Class A	$ 26,798,810
657,423	Interpublic Group of Cos., Inc.	19,637,225
270,474	Omnicom Group, Inc.	18,889,904
371,733	Paramount Global, Class B	8,791,486
	Total Media	$74,117,425
	Metals & Mining — 5.4%
125,945	Kaiser Aluminum Corp.	$ 9,542,853
293,084	Materion Corp.	24,015,303
432,626	Newmont Corp.	19,589,305
173,524	Nucor Corp.	23,564,559
157,791	Reliance Steel & Aluminum Co.	30,019,738
	Total Metals & Mining	$106,731,758
	Multiline Retail — 1.9%
70,418	Dollar General Corp.	$ 17,493,944
130,384	Kohl's Corp.	3,799,390
98,370	Target Corp.	16,071,690
	Total Multiline Retail	$37,365,024
	Multi-Utilities — 0.8%
224,659	CMS Energy Corp.	$ 15,440,813
	Total Multi-Utilities	$15,440,813
	Oil, Gas & Consumable Fuels — 4.2%
220,810	Chevron Corp.	$ 36,164,262
90,418	ConocoPhillips	8,809,426
228,811	Exxon Mobil Corp.	22,178,650
159,242	Phillips 66	14,172,538
	Total Oil, Gas & Consumable Fuels	$81,324,876
	Pharmaceuticals — 7.5%
258,002	AstraZeneca Plc (A.D.R.)	$ 17,087,472
98,061	Eli Lilly & Co.	32,329,731
127,776	Johnson & Johnson	22,299,468
255,509	Novo Nordisk AS (A.D.R.)	29,654,375
247,329	Organon & Co.	7,845,276
736,952	Pfizer, Inc.	37,223,445
	Total Pharmaceuticals	$146,439,767
Pioneer Equity Income Fund |  | 7/31/224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Shares		Value
	Road & Rail — 1.1%
84,439	Norfolk Southern Corp.	$ 21,208,544
	Total Road & Rail	$21,208,544
	Semiconductors & Semiconductor Equipment — 5.3%
169,734	Analog Devices, Inc.	$ 29,187,459
26,196	Entegris, Inc.	2,878,940
66,080	KLA Corp.	25,344,323
127,203	Microchip Technology, Inc.	8,759,199
89,007	QUALCOMM, Inc.	12,911,355
137,318	Texas Instruments, Inc.	24,564,817
	Total Semiconductors & Semiconductor Equipment	$103,646,093
	Specialty Retail — 0.4%
112,613	TJX Cos., Inc.	$ 6,887,411
	Total Specialty Retail	$6,887,411
	Technology Hardware, Storage & Peripherals — 0.3%
479,979	Hewlett Packard Enterprise Co.	$ 6,834,901
	Total Technology Hardware, Storage & Peripherals	$6,834,901
	Textiles, Apparel & Luxury Goods — 1.5%
242,307	Carter's, Inc.	$ 19,743,174
210,150	VF Corp.	9,389,502
	Total Textiles, Apparel & Luxury Goods	$29,132,676
	Trading Companies & Distributors — 1.1%
170,202	Ferguson Plc	$ 21,459,068
	Total Trading Companies & Distributors	$21,459,068
	Water Utilities — 0.7%
282,367	Essential Utilities, Inc.	$ 14,666,142
	Total Water Utilities	$14,666,142
	Total Common Stocks (Cost $1,484,607,381)	$1,951,900,191

5Pioneer Equity Income Fund |  | 7/31/22

Shares		Value

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
4,278,482(a)	Dreyfus Government Cash Management, Institutional Shares, 1.83%	$ 4,278,482
		$4,278,482
	TOTAL SHORT TERM INVESTMENTS (Cost $4,278,482)	$4,278,482
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $1,488,885,863)	$1,956,178,673
	OTHER ASSETS AND LIABILITIES — 0.1%	$1,948,386
	net assets — 100.0%	$1,958,127,059

(A.D.R.)	American Depositary Receipts.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,951,900,191	$—	$—	$1,951,900,191
Open-End Fund	4,278,482	—	—	4,278,482
Total Investments in Securities	$1,956,178,673	$—	$—	$1,956,178,673
During the nine months ended July 31, 2022, there were no transfers in or out of Level 3.
Pioneer Equity Income Fund |  | 7/31/226